Other disclosures (Tables)	12 Months Ended
Dec. 31, 2022
Remuneration
Schedule of direct and indirect voting rights in subsidiaries and other investments

2022
Company’s
voting
rights
%
Subsidiaries
Aptuit Global LLC, Princeton, United States	100.00
Aptuit (Verona) SRL, Verona, Italy	100.00
Aptuit (Oxford) Ltd., Abingdon, United Kingdom	100.00
Aptuit (Potters Bar) Ltd., Abingdon, United Kingdom	100.00
Cyprotex Discovery Ltd., Manchester, United Kingdom	100.00
Cyprotex Ltd., Manchester, United Kingdom	100.00
Cyprotex US, LLC., Framingham, United States	100.00
Evotec (France) SAS, Toulouse, France	100.00
Evotec ID (Lyon) SAS, Marcy l’Étoile, France	100.00
Evotec (Hamburg) GmbH, Hamburg, Germany	100.00
Evotec GT GmbH, Orth an der Donau, Austria	100.00
Evotec (India) Private Limited, Thane, India*	100.00
Evotec International GmbH, Hamburg, Germany	100.00
Evotec (München) GmbH, Martinsried, Germany	100.00
Evotec (UK) Ltd., Abingdon, United Kingdom	100.00
Evotec (US), Inc., Princeton, United States	100.00
Just-Evotec Biologics, Inc., Seattle, United States	100.00
Just-Evotec Biologics EU SAS, Toulouse, France	100.00
Evotec Drug Substance (Germany), Halle, Germany	100.00
Evotec (Modena) Srl., Medolla, Italy	100.00

2022
Company’s
voting
rights
%
Associates and joint ventures
Ananke Therapeutics Inc., Boston, United States	20.09
Autobahn Labs, Palo Alto, United States	35.94
Breakpoint Therapeutics GmbH, Hamburg, Germany	34.12
Celmatix Inc., New York, United States	39.09
Curexsys GmbH, Göttingen, Germany	43.44
Dark Blue Therapeutics Ltd., Oxford, United Kingdom	39.11
Eternygen GmbH, Berlin, Germany	24.97
NephThera GmbH, Hamburg, Germany	50.00
Pancella Inc, Toronto, Canada	12.65
Quantro Therapeutics GmbH, Wien, Austria	38.79
Topas Therapeutics GmbH, Hamburg, Germany	22.14
Tucana Biosciences Inc., Boston, United States	26.92

Other Investments
Aeovian Pharmaceuticals Inc., San Francisco, United States	3.79
ArgoBio SAS, Paris, France	10.02
Aurobac Therapeutics SAS, Lyon, France	12.50
Blacksmith Medicines Inc., San Diego, United States	18.00
Cajal Neuroscience Inc., Seattle, United States	1.67
Carma Fund I, Munich, Germany	10.00
Carrick Therapeutics Ltd., Dublin, Ireland	3.48
Centauri Therapeutics Ltd., Sandwich (Kent), United Kingdom	13.17
Curie Bio LLC, Boston, United States	0.11
Curie Bio Seed Fund I L.P., Boston, United States	2.82
Exscientia plc (formely Exscientia Ltd.), Oxford, United Kingdom	11.42
Extend Srl, Rome, Italy	10.00
Fibrocor LLP, Toronto, Canada	16.26
Fibrocor Therapeutics Inc., Toronto, Canada	8.98
IMIDomics Inc., San Francisco, United States	11.77
Immunitas, Therapeutics, Inc., Waltham, United States	6.17
Leon Nanodrugs GmbH, München, Germany	13.24
Mission BioCapital V LP, Cambridge, United States	3.64
OxVax Ltd., Oxford, United Kingdom	12.22
Sernova Corp., Ontario, Canada	5.16
Tubulis GmbH, Munich, Germany	6.90
*	in voluntary liquidation

Management Board
Remuneration
Schedule of remuneration granted to the members of the Management Board and remuneration accrued for the members of the Supervisory Board

	2022	2022	2022	2022	2022
	Fixed	Variable	Share Performance	Fair value of
	remuneration	remuneration	and Restricted	SPAs and	Total
	(short-term)	(short-term)	Share Awards	RSAs granted	remuneration
	k€	k€	in pcs	k€	k€
Dr. Werner Lanthaler	741	578	27,040	1,200	2,519
Dr. Cord Dohrmann	469	335	13,520	600	1,404
Dr. Craig Johnstone	442	270	48,500	1,400	2,112
Enno Spillner	387	216	10,816	480	1,083
Dr. Matthias Evers	304	180	39,353	900	1,384
Total	2,343	1,579	139,229	4,580	8,502

	2021	2021	2021	2021	2021
	Fixed	Variable	Share Performance	Fair value of
	remuneration	remuneration	and Restricted	SPAs and	Total
	(short-term)	(short-term)	Share Awards	RSAs granted	remuneration
	k€	k€	in pcs	k€	k€
Dr. Werner Lanthaler	711	590	100,769	3,313	4,614
Dr. Cord Dohrmann	451	275	40,956	1,348	2,074
Dr. Craig Johnstone	382	234	9,439	296	912
Enno Spillner	384	220	8,884	278	882
Total	1,928	1,319	160,048	5,235	8,482

Supervisory Board
Remuneration
Schedule of remuneration granted to the members of the Management Board and remuneration accrued for the members of the Supervisory Board

	2022	2021
	Remuneration	Remuneration
	k€	k€
Prof. Dr. Iris Löw-Friedrich	150.0	113.6
Roland Sackers	95.0	90.5
Dr. Mario Polywka	60.0	55.5
Dr. Elaine Sullivan	65.3	60.0
Kasim Kutay	28.4	60.0
Dr. Constanze Ulmer-Eilfort	73.2	32.7
Prof. Dr. Wolfgang Plischke	—	68.2
Camilla Macapili Languille	31.6	—
Total	503.5	480.5